Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Stockholders' Equity
SHAREHOLDERS’ EQUITY

Common Stock

The Company's authorized common stock consists of 350,000,000 shares at $0.01 par value per share. The Company had 161,309,652 and 148,364,037 share of common stock issued and outstanding as of December 31, 2012 and 2011, respectively.

Preferred Stock
The Company's authorized preferred stock consists of 15,000,000 shares at $0.01 par value per share. A description of the Company's cumulative redeemable preferred stock is listed below.
In October 2012, the Company completed an underwritten public offering of 6,900,000 depositary shares, each representing 1/10th of a share of its newly designated Series E Preferred Stock at $25.00 per depositary share. The Company received net proceeds from the offering of approximately $166,636 after deducting the underwriting discount and offering expenses. A portion of the net proceeds from this offering were used to redeem all the Company's outstanding Series C Shares with an aggregate liquidation preference of $115,000 and $891 related to accrued and unpaid dividends for an aggregate redemption amount of $115,891. The remaining net proceeds of $50,745 were used to reduce outstanding balances on the Company's credit facilities. The Company will pay cumulative dividends on the Series E Preferred Stock from the date of original issuance in the amount of $1.65625 per depositary share each year, which is equivalent to 6.625% of the $25.00 liquidation preference per depositary share. The Company may not redeem the Series E Preferred Stock before October 12, 2017, except in limited circumstances to preserve the Company's REIT status or in connection with a change of control. On or after October 12, 2017, the Company may, at its option, redeem the Series E Preferred Stock in whole at any time or in part from time to time by paying $25.00 per depositary share, plus any accrued and unpaid dividends up to, but not including, the date of redemption. The Series E Preferred Stock generally has no stated maturity and will not be subject to any sinking fund or mandatory redemption. The Series E Preferred Stock is not convertible into any of the Company's securities, except under certain circumstances in connection with a change of control. Owners of the depositary shares representing Series E Preferred Stock generally have no voting rights except under dividend default.
The Company had 18,150,000 depositary shares, each representing 1/10th of a share of the Company's 7.375% Series D Preferred Stock with a par value of $0.01 per share, outstanding as of December 31, 2012 and 2011. The Series D Preferred Stock has a liquidation preference of $250.00 per share ($25.00 per depositary share). The dividends on the Series D Preferred Stock are cumulative, accrue from the date of issuance and are payable quarterly in arrears at a rate of $18.4375 per share ($1.84375 per depositary share) per annum. The Series D Preferred Stock has no stated maturity, is not subject to any sinking fund or mandatory redemption, and is not convertible into any other securities of the Company. The Company may redeem shares, in whole or in part, at any time for a cash redemption price of $250.00 per share ($25.00 per depositary share) plus accrued and unpaid dividends.
On November 5, 2012, the Company redeemed all 460,000 Series C Shares and all outstanding depositary shares, each representing 1/10th of a Series C Share for $115,891. The Company recorded a charge to preferred dividends of $3,773 upon redemption to write off direct issuance costs related to the Series C Shares and underlying depositary shares.

Dividends

The Company paid first, second and third quarter 2012 cash dividends on its common stock of $0.22 per share on April 17th, July 17th and October 16th 2012, respectively.  On November 28, 2012, the Company's Board of Directors declared a fourth quarter cash dividend of $0.22 per share that was paid on January 16, 2013, to shareholders of record as of December 28, 2012. The dividend declared in the fourth quarter of 2012, totaling $35,485, is included in accounts payable and accrued liabilities at December 31, 2012.  The total dividend included in accounts payable and accrued liabilities at December 31, 2011 was $31,156.

The allocations of dividends declared and paid for income tax purposes are as follows:

	Year Ended December 31,
	2012		2011	2010
Dividends declared:
Common stock	$0.83	(1)	$0.84	$0.80
Series C preferred stock	$14.53	(2)	$19.38	$19.38
Series D preferred stock	$18.44		$18.44	$18.44
Series E preferred stock	$3.91	(3)	$—	$—

Allocations:
Common stock
Ordinary income	100.00%		100.00%	100.00%
Capital gains 25% rate	—%		—%	—%
Return of capital	—%		—%	—%
Total	100.00%		100.00%	100.00%

Preferred stock (4)
Ordinary income	100.00%		100.00%	100.00%
Capital gains 25% rate	—%		—%	—%
Total	100.00%		100.00%	100.00%

(1)	Of the $0.22 per share dividend declared on November 18, 2012 and paid January 16, 2013, $0.17 per share is taxable in 2012 and $0.05 per share will be reported and is taxable in 2013.

(2)	Represents the three regular quarterly dividends paid in 2012, prior to the redemption on November 5, 2012.

(3)	Represents dividends for the partial quarter covering October 5, 2012 through December 31, 2012.

(4)	The allocations for income tax purposes are the same for each series of preferred stock for each period presented.